Additional Financial Information - (Accounts Receivable Monetization) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received						$ 491.9	$ 383.0	$ 278.3
Carrying value of receivables transferred and derecognized						512.3	400.5	285.0
Loss recorded related to transfers of receivables						20.4	17.5	6.7
Individual Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding						449.2
Individual Monetization Agreements | Trade Accounts Receivable
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received		$ 50.0	$ 81.8	$ 335.7	$ 370.7
Carrying value of receivables transferred and derecognized		51.7	85.3	345.5	385.8
Loss recorded related to transfers of receivables		1.7	3.5	9.8	15.1
Derecognized accounts receivable for which the Company continues to service, amount outstanding		399.6		399.6
Individual Monetization Agreements | Trade Accounts Receivable | LIONS GATE ENTERTAINMENT CORP [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received		254.5	300.7	948.1	1,045.6	1,385.9	1,382.7	1,391.2
Carrying value of receivables transferred and derecognized		258.0	305.9	963.3	1,065.9	1,413.2	1,405.9	1,400.2
Loss recorded related to transfers of receivables		3.5	5.2	15.2	20.3	27.3	23.2	9.0
Derecognized accounts receivable for which the Company continues to service, amount outstanding		534.4		534.4		613.4	520.4
Revolving agreement, maximum amount of receivables allowed to transfer	$ 100.0
Pooled Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding						0.0
Pooled Monetization Agreements | Trade Accounts Receivable
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received for receivables transferred and derecognized					22.2
Less amounts from collections reinvested under revolving agreement					(9.1)
Proceeds from new transfers					13.1
Collections not reinvested and remitted or to be remitted					(13.4)
Net cash proceeds received					(0.3)
Carrying value of receivables transferred and derecognized					22.1
Obligations recorded					2.1
Loss recorded related to transfers of receivables					2.0
Purchases of receivables previously transferred			$ 46.0		$ 46.0
Derecognized accounts receivable for which the Company continues to service, amount outstanding		0.0		0.0
Revolving agreement, maximum amount of receivables allowed to transfer	100.0
Pooled Monetization Agreements | Trade Accounts Receivable | LIONS GATE ENTERTAINMENT CORP [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received for receivables transferred and derecognized				22.2		22.2	167.0	155.5
Less amounts from collections reinvested under revolving agreement				(9.1)		(9.1)	(94.3)	(102.7)
Proceeds from new transfers				13.1		13.1	72.7	52.8
Collections not reinvested and remitted or to be remitted				(13.4)		(13.4)	(66.6)	(46.8)
Net cash proceeds received				(0.3)		(0.3)	6.1	6.0
Carrying value of receivables transferred and derecognized				22.1		22.1	164.8	154.5
Obligations recorded				2.1		2.1	5.9	2.9
Loss recorded related to transfers of receivables				2.0		2.0	3.7	1.9
Purchases of receivables previously transferred				46.0		46.0	27.4	$ 25.5
Derecognized accounts receivable for which the Company continues to service, amount outstanding		$ 0.0		$ 0.0		$ 0.0	$ 52.3
Revolving agreement, maximum amount of receivables allowed to transfer	$ 100.0